Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 012
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
The Company has evaluated subsequent events and transactions for potential recognition or disclosure in the financial statements through June 24, 2026, the date the financials were issued. No other events have occurred that require adjustment to or disclosure in the financial statements of the Plan.